DEBT - Schedule of fair value swap agreement (Details) - Swap $ in Thousands	Sep. 30, 2021 USD ($)
Other assets
Debt Securities, Held-to-maturity, Allowance for Credit Loss [Line Items]
Estimated fair value of assets	$ 829
Accrued liabilities
Debt Securities, Held-to-maturity, Allowance for Credit Loss [Line Items]
Estimated fair value of liabilities	$ 709